Expense Example, No Redemption {- Fidelity Simplicity RMD 2030 Fund} - NF_07.31 Fidelity Simplicity RMD 2030 Fund Retail PRO-01 - Fidelity Simplicity RMD 2030 Fund - Fidelity Simplicity RMD 2030 Fund	Dec. 13, 2022 USD ($)
Expense Example, No Redemption:
1 Year	$ 67
3 Years	$ 211